Acquisitions (Business Acquisition Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Tax deductible goodwill	$ 16	$ 77	$ 178
Non-tax deductible goodwill	227	105	1
Weighted average life of finite-lived intangibles (years)	7	6	4
Customer Relationships [Member]
Identifiable intangible assets (finite-lived)	9	33	22
Weighted average life of finite-lived intangibles (years)	2	5	4
Software And Technology [Member]
Identifiable intangible assets (finite-lived)	110	17	1
Weighted average life of finite-lived intangibles (years)	8	8	7
In-Process Research And Development [Member]
Identifiable intangible assets (indefinite-lived)	$ 27	$ 3